Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Subject to or Available for Operating Lease [Line Items]
Rent expense under operating lease	$ 2.5	$ 1.7	$ 1.4